Catalyst/Lyons Hedged Premium Return Fund

Class A: CLPAX Class C: CLPCX

a series of

Mutual Fund Series Trust (the "Trust")

17605 Wright Street

 Omaha NE 68130

Supplement dated October 9, 2012 to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 2, 2012, as revised June 29, 2012.

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The Catalyst/Lyons Hedged Premium Return Fund is not available for purchase at this time.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 2, 2012, as revised June 29, 2012, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.